Board of Management and Supervisory Board Remuneration (Details 2) (Board of management stock option Plan [Member], EUR €)	12 Months Ended
Dec. 31, 2012
E. Meurice [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	73,570
Fair value at grant date	€ 37.33
Vesting date	Apr. 18, 2015
Number of shares at vesting date
End of lock-up date	Apr. 18, 2017
E. Meurice [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 28.29
Vesting date	Apr. 13, 2014
Number of shares at vesting date
End of lock-up date	Apr. 13, 2016
E. Meurice [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 22.93
Vesting date	Feb. 01, 2013
Number of shares at vesting date
End of lock-up date	Feb. 01, 2015
E. Meurice [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 02, 2009
Status	Unconditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 13.05
Vesting date	Feb. 02, 2012
Number of shares at vesting date	48,859	[1]
End of lock-up date	Feb. 02, 2014
E. Meurice [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 04, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 18.18
Vesting date	Feb. 04, 2011
Number of shares at vesting date	48,859	[1]
End of lock-up date	Feb. 04, 2013
E. Meurice [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 17, 2007
Status	Unconditional
Full control	Yes
Number of shares at grant date	66,338
Fair value at grant date	€ 20.39
Vesting date	Jan. 17, 2010
Number of shares at vesting date	51,807
End of lock-up date	Jan. 17, 2012
P.T.F.M. Wennink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	45,689
Fair value at grant date	€ 37.33
Vesting date	Apr. 18, 2015
Number of shares at vesting date
End of lock-up date	Apr. 18, 2017
P.T.F.M. Wennink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 28.29
Vesting date	Apr. 13, 2014
Number of shares at vesting date
End of lock-up date	Apr. 13, 2016
P.T.F.M. Wennink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 22.93
Vesting date	Feb. 01, 2013
Number of shares at vesting date
End of lock-up date	Feb. 01, 2015
P.T.F.M. Wennink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 02, 2009
Status	Unconditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 13.05
Vesting date	Feb. 02, 2012
Number of shares at vesting date	30,246	[1]
End of lock-up date	Feb. 02, 2014
P.T.F.M. Wennink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 04, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 18.18
Vesting date	Feb. 04, 2011
Number of shares at vesting date	30,246	[1]
End of lock-up date	Feb. 04, 2013
P.T.F.M. Wennink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 17, 2007
Status	Unconditional
Full control	Yes
Number of shares at grant date	41,111
Fair value at grant date	€ 20.39
Vesting date	Jan. 17, 2010
Number of shares at vesting date	32,106
End of lock-up date	Jan. 17, 2012
M.A. van den Brink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	48,387
Fair value at grant date	€ 37.33
Vesting date	Apr. 18, 2015
Number of shares at vesting date
End of lock-up date	Apr. 18, 2017
M.A. van den Brink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 28.29
Vesting date	Apr. 13, 2014
Number of shares at vesting date
End of lock-up date	Apr. 13, 2016
M.A. van den Brink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 22.93
Vesting date	Feb. 01, 2013
Number of shares at vesting date
End of lock-up date	Feb. 01, 2015
M.A. van den Brink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 02, 2009
Status	Unconditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 13.05
Vesting date	Feb. 02, 2012
Number of shares at vesting date	32,107	[1]
End of lock-up date	Feb. 02, 2014
M.A. van den Brink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 04, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 18.18
Vesting date	Feb. 04, 2011
Number of shares at vesting date	32,107	[1]
End of lock-up date	Feb. 04, 2013
M.A. van den Brink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 17, 2007
Status	Unconditional
Full control	Yes
Number of shares at grant date	42,980
Fair value at grant date	€ 20.39
Vesting date	Jan. 17, 2010
Number of shares at vesting date	33,565
End of lock-up date	Jan. 17, 2012
F.J. van Hout [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	40,023
Fair value at grant date	€ 37.33
Vesting date	Apr. 18, 2015
Number of shares at vesting date
End of lock-up date	Apr. 18, 2017
F.J. van Hout [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	48,293
Fair value at grant date	€ 28.29
Vesting date	Apr. 13, 2014
Number of shares at vesting date
End of lock-up date	Apr. 13, 2016
F.J. van Hout [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	48,293
Fair value at grant date	€ 22.93
Vesting date	Feb. 01, 2013
Number of shares at vesting date
End of lock-up date	Feb. 01, 2015
F.J. van Hout [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 02, 2009
Status	Unconditional
Full control	No
Number of shares at grant date	31,021
Fair value at grant date	€ 13.05
Vesting date	Feb. 02, 2012
Number of shares at vesting date	26,589	[1]
End of lock-up date	Feb. 02, 2014
F.J.M. Schneider Maunoury [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	38,944
Fair value at grant date	€ 37.33
Vesting date	Apr. 18, 2015
Number of shares at vesting date
End of lock-up date	Apr. 18, 2017
F.J.M. Schneider Maunoury [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 28.29
Vesting date	Apr. 13, 2014
Number of shares at vesting date
End of lock-up date	Apr. 13, 2016
F.J.M. Schneider Maunoury [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 22.93
Vesting date	Feb. 01, 2013
Number of shares at vesting date
End of lock-up date	Feb. 01, 2015

[1]	The number of shares included in the lock-up period is reduced as a result of the synthetic share buyback due to an exchange for each 100 ordinary shares for 77 ordinary shares. The number of shares vested in 2012 after the synthetic share buyback for Mr. Meurice, Mr. Wennink, Mr. van den Brink and for Mr. van Hout are 37,621 shares, 23,289 shares, 24,722 shares and 20,474 shares, respectively. The number of shares vested in 2011 after the synthetic share buyback for Mr. Meurice, Mr. Wennink and for Mr. van den Brink are 37,621 shares, 23,289 shares and 24,722 share, respectively